Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	$ 191,668	$ 194,450
Loans and leases receivable gross carrying amount commercial-Percentage	100.00%	100.00%
AL [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	2,202	0
Loans and leases receivable gross carrying amount commercial-Percentage	1.20%	0.00%
FL [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	2,253	2,312
Loans and leases receivable gross carrying amount commercial-Percentage	1.20%	1.20%
ID [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	3,810	3,936
Loans and leases receivable gross carrying amount commercial-Percentage	2.00%	2.00%
IN [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	3,501	5,023
Loans and leases receivable gross carrying amount commercial-Percentage	1.80%	2.60%
IA [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	0	1,267
Loans and leases receivable gross carrying amount commercial-Percentage	0.00%	0.60%
MI [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	2,558	0
Loans and leases receivable gross carrying amount commercial-Percentage	1.30%	0.00%
MN [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	145,341	163,040
Loans and leases receivable gross carrying amount commercial-Percentage	75.80%	83.90%
NC [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	5,598	5,576
Loans and leases receivable gross carrying amount commercial-Percentage	2.90%	2.90%
ND [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	1,572	1,282
Loans and leases receivable gross carrying amount commercial-Percentage	0.80%	0.70%
WI [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	22,354	10,589
Loans and leases receivable gross carrying amount commercial-Percentage	11.70%	5.40%
Other States [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loans and leases receivable gross carrying amount commercial	$ 2,479	$ 1,425
Loans and leases receivable gross carrying amount commercial-Percentage	1.30%	0.70%